Loans and Allowance for Credit Losses - Financing Receivable, Past Due (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Past Due [Line Items]
Total	$ 13,562,528	$ 12,281,510
30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total	42,715	53,510
60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total	6,360	7,393
90 or More Days Past Due
Financing Receivable, Past Due [Line Items]
Total	18,892	18,511
Total Past Due
Financing Receivable, Past Due [Line Items]
Total	67,967	79,414
Current
Financing Receivable, Past Due [Line Items]
Total	13,494,561	12,202,096
Commercial Portfolio Segment | Commercial and industrial
Financing Receivable, Past Due [Line Items]
Total	3,132,528	2,960,527
Commercial Portfolio Segment | Commercial and industrial | 30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total	1,300	45
Commercial Portfolio Segment | Commercial and industrial | 60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total	385	31
Commercial Portfolio Segment | Commercial and industrial | 90 or More Days Past Due
Financing Receivable, Past Due [Line Items]
Total	2,074	1,672
Commercial Portfolio Segment | Commercial and industrial | Total Past Due
Financing Receivable, Past Due [Line Items]
Total	3,759	1,748
Commercial Portfolio Segment | Commercial and industrial | Current
Financing Receivable, Past Due [Line Items]
Total	3,128,769	2,958,779
Commercial Portfolio Segment | Commercial real estate
Financing Receivable, Past Due [Line Items]
Total	5,151,363	4,522,513
Commercial Portfolio Segment | Commercial real estate | 30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total	0	25,931
Commercial Portfolio Segment | Commercial real estate | 60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total	0	0
Commercial Portfolio Segment | Commercial real estate | 90 or More Days Past Due
Financing Receivable, Past Due [Line Items]
Total	0	1,196
Commercial Portfolio Segment | Commercial real estate | Total Past Due
Financing Receivable, Past Due [Line Items]
Total	0	27,127
Commercial Portfolio Segment | Commercial real estate | Current
Financing Receivable, Past Due [Line Items]
Total	5,151,363	4,495,386
Commercial Portfolio Segment | Commercial construction
Financing Receivable, Past Due [Line Items]
Total	334,259	222,328
Commercial Portfolio Segment | Commercial construction | 30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total	0	0
Commercial Portfolio Segment | Commercial construction | 60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total	0	0
Commercial Portfolio Segment | Commercial construction | 90 or More Days Past Due
Financing Receivable, Past Due [Line Items]
Total	0	0
Commercial Portfolio Segment | Commercial construction | Total Past Due
Financing Receivable, Past Due [Line Items]
Total	0	0
Commercial Portfolio Segment | Commercial construction | Current
Financing Receivable, Past Due [Line Items]
Total	334,259	222,328
Commercial Portfolio Segment | Business banking
Financing Receivable, Past Due [Line Items]
Total	1,095,238	1,334,694
Commercial Portfolio Segment | Business banking | 30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total	6,642	5,043
Commercial Portfolio Segment | Business banking | 60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total	845	1,793
Commercial Portfolio Segment | Business banking | 90 or More Days Past Due
Financing Receivable, Past Due [Line Items]
Total	3,517	4,640
Commercial Portfolio Segment | Business banking | Total Past Due
Financing Receivable, Past Due [Line Items]
Total	11,004	11,476
Commercial Portfolio Segment | Business banking | Current
Financing Receivable, Past Due [Line Items]
Total	1,084,234	1,323,218
Residential Portfolio Segment | Residential real estate
Financing Receivable, Past Due [Line Items]
Total	2,480,055	1,926,810
Residential Portfolio Segment | Residential real estate | 30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total	25,877	17,523
Residential Portfolio Segment | Residential real estate | 60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total	3,852	3,511
Residential Portfolio Segment | Residential real estate | 90 or More Days Past Due
Financing Receivable, Past Due [Line Items]
Total	6,456	5,543
Residential Portfolio Segment | Residential real estate | Total Past Due
Financing Receivable, Past Due [Line Items]
Total	36,185	26,577
Residential Portfolio Segment | Residential real estate | Current
Financing Receivable, Past Due [Line Items]
Total	2,443,870	1,900,233
Consumer Portfolio Segment | Consumer home equity
Financing Receivable, Past Due [Line Items]
Total	1,191,307	1,100,153
Consumer Portfolio Segment | Consumer home equity | 30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total	8,262	3,774
Consumer Portfolio Segment | Consumer home equity | 60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total	1,108	1,510
Consumer Portfolio Segment | Consumer home equity | 90 or More Days Past Due
Financing Receivable, Past Due [Line Items]
Total	6,525	4,571
Consumer Portfolio Segment | Consumer home equity | Total Past Due
Financing Receivable, Past Due [Line Items]
Total	15,895	9,855
Consumer Portfolio Segment | Consumer home equity | Current
Financing Receivable, Past Due [Line Items]
Total	1,175,412	1,090,298
Consumer Portfolio Segment | Other consumer
Financing Receivable, Past Due [Line Items]
Total	177,778	214,485
Consumer Portfolio Segment | Other consumer | 30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total	634	1,194
Consumer Portfolio Segment | Other consumer | 60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total	170	548
Consumer Portfolio Segment | Other consumer | 90 or More Days Past Due
Financing Receivable, Past Due [Line Items]
Total	320	889
Consumer Portfolio Segment | Other consumer | Total Past Due
Financing Receivable, Past Due [Line Items]
Total	1,124	2,631
Consumer Portfolio Segment | Other consumer | Current
Financing Receivable, Past Due [Line Items]
Total	$ 176,654	$ 211,854